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                       SUPPLEMENT DATED SEPTEMBER 13, 2001

                                     TO THE

               PROSPECTUS FOR THE KENT FUNDS DATED APRIL 30, 2001

                             KENT MONEY MARKET FUND
                        KENT GOVERNMENT MONEY MARKET FUND
                    KENT MICHIGAN MUNICIPAL MONEY MARKET FUND

                                     AND THE

         PROSPECTUS FOR THE LYON STREET INSTITUTIONAL MONEY MARKET FUND
                              DATED APRIL 30, 2001

The prospectuses are modified as follows:

The Kent Money Market Fund, the Kent Government Money Market Fund, the Kent Michigan Municipal Money Market Fund and the Lyon Street Institutional Money Market Fund (together, the "Money Market Funds") normally accept purchase and redemption orders and calculate their net asset values ("NAV") only on days that the New York Stock Exchange ("NYSE") is open for business. In light of the unexpected closure of the NYSE that commenced on September 11, 2001, the Money Market Funds will accept purchase and redemption orders and calculate their NAVs on September 14, through the reopening of the NYSE (provided that the Federal Reserve remains open and market conditions permit). Purchase and redemption deadlines for the Kent Money Market Fund, the Kent Government Money Market Fund and the Lyon Street Institutional Money Market Fund will be 12:00 noon Eastern time. Purchase and redemption deadlines for the Kent Michigan Municipal Money Market Fund will be 10:00 a.m. Eastern time The Money Market Funds will resume trading at their normal deadlines when the NYSE opens and market conditions return to normal. Exchanges between the Money Market Funds will not be permitted until all of the Kent Funds are open for business as defined in the Kent Funds' prospectuses.

THIS INFORMATION SUPPLEMENTS THE PROSPECTUS FOR THE KENT FUNDS DATED APRIL 30, 2001 AND THE PROSPECTUS FOR THE LYON STREET INSTITUTIONAL MONEY MARKET FUND DATED APRIL 30, 2001. THIS SUPPLEMENT, ANY PREVIOUS SUPPLEMENT(S) AND EACH PROSPECTUS TOGETHER CONSTITUTE A CURRENT PROSPECTUS.



                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE